Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 3,288,459,799	$ 2,960,589,798
Corporate bond funds, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	88,307,169	77,049,458
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	904,752,560	834,381,730
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	19,393,850	18,928,923
Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	183,487,465	188,134,992
Common/collective trust funds, at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,092,518,755	1,842,094,695
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	993,059,729	911,431,188
Level 1 | Corporate bond funds, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	88,307,169	77,049,458
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	904,752,560	834,381,730
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 1 | Common/collective trust funds, at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	202,881,315	207,063,915
Level 2 | Corporate bond funds, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	19,393,850	18,928,923
Level 2 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	183,487,465	188,134,992
Level 2 | Common/collective trust funds, at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,092,518,755	1,842,094,695
NAV | Corporate bond funds, at fair value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
NAV | Common/collective trust funds, at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 2,092,518,755	$ 1,842,094,695